Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments.
Schedule of investment balances

	As of December 31,
	2014	2015
	$	$
Short-term investments
- Trading securities investments	685,864	1,043,550
Trust products	685,864	1,043,550
- Held-to-maturity investments	8,332,241	10,113,066
Trust products	522,961	2,408,538
Asset management plans	7,027,956	7,704,528
Real estate funds	781,324	—
- Available-for-sale investments	1,643,267	—
Asset management plans	1,143,978	—
Real estate funds	499,289	—

Total short-term investments	10,661,372	11,156,616
Long-term investments
- Held-to-maturity investments	8,727,495	6,908,212
Trust products	2,535,252	4,600,830
Asset management plans	3,332,299	792,561
Real estate funds	2,859,944	1,514,821
- Other long-term investments	—	3,079,956

Total long-term investments	8,727,495	9,988,168

Total investments	19,388,867	21,144,784